Fair Value Measurement	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Measurement [Line Items]
FAIR VALUE MEASUREMENT

14. FAIR VALUE MEASUREMENT

Financial Assets Measured at Fair Value on a Nonrecurring Basis

The significant Level 3 assumptions used in the calculation of estimated discounted cash flow model vary depending on its application and may include projections of estimated quantities of gold resources and reserves, expectations for timing and amount of future development, operating and asset retirement costs, projections of future rates of production, expected recovery rates and risk adjusted discount rates. See Note 6 for additional information regarding the mine acquisitions.

Royalty Liabilities

The estimated fair value of the royalty liabilities was determined using the income approach. Key inputs in the income valuation method include long-term gold prices (average gold price of $2,006/oz), level of gold production over the life of mine (3,885.4 koz), tonnes of ore processed (76.7 Mt) and the discount rate (10.0%).

Contingent Liability

The estimated fair value of the contingent consideration was determined using the Black-Scholes option-pricing model and were based on the following assumptions:

May 15, 2024 (acquisition date)
Dividend yield	0.0%
Volatility	13.8%
Risk Free Rate	4.3 – 4.4%
Expected life	3.6 – 6 years
Cost of debt	17.6% – 18.3. %

Asset Retirement Obligation

BGL estimates the fair value of asset retirement obligations based on the projected discounted future cash outflows required to settle abandonment and restoration liabilities. Such an estimate requires assumptions and judgments regarding the existence of liabilities, the amount and timing of cash outflows required to settle the liability, what constitutes adequate restoration, inflation factors, credit adjusted discount rates, and consideration of changes in legal, regulatory, environmental and political environments. Asset retirement obligation fair value measurements in the current period were Level 3 fair value measurements. The estimated fair value of the asset retirement obligation was determined using an income approach. Key assumptions included the remaining term – 18.3 years; discount rate – 12.5%; inflation rate – 4.7%; market risk premium 5.50%. As further described in Note 11, BGL recognized the fair value of a liability for an asset retirement obligation at the close date of the Purchase Agreement. Future changes to underlying assumptions may result in revisions of the asset retirement obligation resulting in an adjustment to the asset retirement asset that is amortized prospectively using the unit of production method. The accretion expense from the closing date through June 30, 2025 and for the six months ended June 30, 2024 was $1,908,000 and $871,000, respectively.

PERCEPTION CAPITAL CORP IV [Member]
Fair Value Measurement [Line Items]
FAIR VALUE MEASUREMENT

Note 6 - Fair Value Measurements

As of December 31, 2024 and 2023, assets held in the Trust Account were comprised of $3,954,190 and $52,977,929 in demand deposit account, respectively. The fair values of cash, prepaid assets, accounts payable and accrued expenses are estimated to approximate the carrying values as of December 31, 2024 and 2023 due to the short maturities of such instruments.

The following table presents information about the Company’s derivative assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2024 and 2023 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrants	$—	$230,000	$—	$230,000
Private Placement Warrants-none	—	52,650	—	52,650
Total	$—	$282,650	$—	$282,650

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrants	$—	$576,150	$—	$576,150
Private Placement Warrants-none	—	586,170	—	586,170
Total	$—	$1,162,320	$—	$1,169,593

Transfer to or from Levels 1, 2, and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 1 measurement to a Level 2 fair value measurement during the year ended December 31, 2023 when the Public Warrants were not actively traded. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement and the estimated fair value of the Private Placement Warrants transferred from a Level 3 measurement to a Level 2 measurement during the year ended December 31, 2022 when the Public Warrants were separately listed and traded in January 2022.

Due to the Cancellation Agreement entered into on September 26, 2024, the derivative liability in connection with the Blue Capital Note was terminated. See Note 7. The following table presents the changes in the fair value of the derivative liability:

Derivative liability
Fair value as of December 31, 2023	$7,273
Amortization of debt discount	115,024
Change in fair value	41,609
Termination due to Cancellation Agreement (Note 7)	(163,906)
Fair value as of December 31, 2024	$—

As of December 31, 2023, the estimated fair value of the derivative liability is determined using Level 3 inputs. The key inputs into the present value model for the derivative liability were as follows at each draw on the Blue Capital Note (Note 7):

Valuation date	Volatility	Market warrant price	Exercise price	Risk free rate	Term of warrant exercise
November 24, 2023	176.0%	$0.0787	$0.10	5.01%	1.75
December 28, 2023	194.4%	$0.0501	$0.10	4.45%	1.66
December 15, 2023	190.3%	$0.0746	$0.10	4.60%	1.69
December 31, 2023	194.8%	$0.0501	$0.10	4.43%	1.65

The following table presents the changes in the fair value of the derivative liability:

Derivative liability
Fair value as of December 31, 2022	$—
Insurance of derivative liability	131,456
Change in fair value	(9,159)
Unamortized debt discount	(131,456)
Amortization of debt discount	16,432
Fair value as of December 31, 2023	$7,273